Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal net operating loss carryovers		$ 0	$ 170,524
Valuation allowance		$ 237,095	$ 177,589
Effective tax rate, percentage		8.35%	0.00%
Statutory tax rate, percentage	21.00%	21.00%	21.00%